Related party transactions	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related party transactions
24. Related party transactions
Apart from
transactions
disclosed elsewhere in these consolidated financial statements, Nomura also makes loans to certain of its directors and other related parties. Outstanding loans to its directors and other related parties were not considered significant.